Shareholder Report, Average Annual Return (Details) 199372_U.S. Global GO GOLD and Precious Metal Miners ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	102 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
U.S. Global GO GOLD and Precious Metal Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global GO GOLD and Precious Metal Miners ETF NAV
Average Annual Return, Percent	126.97%	18.15%	17.95%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.89%
U.S. Global Go Gold and Precious Metal Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Global Go Gold and Precious Metal Miners Index
Average Annual Return, Percent	130.69%	19.57%	19.47%
NYSE ARCA Gold Miners NTR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE ARCA Gold Miners NTR Index
Average Annual Return, Percent	158.28%	21.22%	18.92%